Fair value measurements - reconciliation of changes in items measured at fair value Level 3 (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value of Assets (Liabilities)
Assets, beginning	€ 96,299
Assets, ending	96,873	€ 96,299
Recurring fair value measurement
Fair Value of Assets (Liabilities)
Assets, beginning	13,287
Assets, ending	6,052	13,287
Recurring fair value measurement | Receivables From Financing Activities
Fair Value of Assets (Liabilities)
Assets, beginning	0
Assets, ending	973	0
Recurring fair value measurement | Derivatives
Fair Value of Assets (Liabilities)
Assets, beginning	284
Assets, ending	297	284
Recurring fair value measurement | Level 3
Fair Value of Assets (Liabilities)
Assets, beginning	32
Assets, ending	1,030	32
Recurring fair value measurement | Level 3 | Cash flow hedge reserve
Disclosure of fair value measurement of assets [line items]
Gains (Losses) Recognised In Other Comprehensive Income, Fair Value Measurement, Assets (Liabilities)	7
Recurring fair value measurement | Level 3 | Currency translation differences
Disclosure of fair value measurement of assets [line items]
Gains (Losses) Recognised In Other Comprehensive Income, Fair Value Measurement, Assets (Liabilities)	2
Recurring fair value measurement | Level 3 | Receivables From Financing Activities
Fair Value of Assets (Liabilities)
Assets, beginning	0
Issues/Settlements	273
Assets, ending	973	0
Recurring fair value measurement | Level 3 | Available-for-sale securities
Fair Value of Assets (Liabilities)
Assets, beginning	12	12
Gains/(Losses) recognized in Consolidated Income Statement	(1)	1
Gains/(Losses) recognized in Other comprehensive income		(1)
Decrease through transfer to assets held for sale	(28)
Assets, ending	16	12
Recurring fair value measurement | Level 3 | Derivatives
Fair Value of Assets (Liabilities)
Assets, beginning	30
Assets, ending	41	30
Recurring fair value measurement | Level 3 | Derivatives | Derivatives
Fair Value of Assets (Liabilities)
Assets (liabilities), beginning		19
Gains/(Losses) recognized in Consolidated Income Statement	30	27
Gains/(Losses) recognized in Other comprehensive income	9	18
Issues/Settlements	(29)	€ (35)
Assets (liabilities), ending	€ 39